Exhibit 99.1

Volkswagen Auto Lease Trust 2010-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 01-28-2012	PAGE 1

A. DATES

		Begin	End	# days
1	Determination Date		2/16/2012
2	Payment Date		2/21/2012
3	Collection Period	1/1/2012	1/28/2012	28
4	Monthly Interest Period- Actual	1/20/2012	2/20/2012	32
5	Monthly Interest- Scheduled			30

B. SUMMARY
		Initial Balance	Beginning Balance	Principal Payment 1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	210,000,000.00	—	—	—	—	—
7	Class A-2 Notes	344,000,000.00	113,666,994.49	—	33,016,275.91	80,650,718.58	0.2344498
8	Class A-3 Notes	347,000,000.00	347,000,000.00	—	—	347,000,000.00	1.0000000
9	Class A-4 Notes	99,000,000.00	99,000,000.00	—	—	99,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$559,666,994.49	$—	$33,016,275.91	$526,650,718.58

11	Overcollateralization	190,480,502.64	214,286,490.48			214,286,490.48

12	Total Securitization Value	$1,190,480,502.64	$773,953,484.97			$740,937,209.06

13	NPV Lease Payments Receivable	535,197,375.56	212,577,706.41			195,359,469.99
14	NPV Base Residual	655,283,127.08	561,375,778.56			545,577,739.07

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.2991%	—	—	—	—
16	Class A-2 Notes	0.7700%	72,936.32	0.2120242	33,089,212.23	96.1895704
17	Class A-3 Notes	0.9900%	286,275.00	0.8250000	286,275.00	0.8250000
18	Class A-4 Notes	1.1800%	97,350.00	0.9833333	97,350.00	0.9833333

	Equals: Total Securities		456,561.32		33,472,837.23

C. COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received		14,590,955.34
20	Pull Ahead Waived Payments		—
21	Sales Proceeds—Early Terminations		20,267,681.11
22	Sales Proceeds—Scheduled Terminations		3,488,057.13
23	Security Deposits for Terminated Accounts		16,949.00
24	Excess Wear and Tear Received		26,594.08
25	Excess Mileage Charges Received		80,430.30
26	Other Recoveries Received		70,779.17

27	Subtotal: Total Collections		38,541,446.13

28	Repurchase Payments		—
29	Postmaturity Term Extension		—
30	Investment Earnings on Collection Account		3,727.62

31	Total Available Funds, prior to Servicer Advances		38,545,173.75

32	Servicer Advance		—

33	Total Available Funds		38,545,173.75

34	Reserve Account Draw		—

35	Available for Distribution		38,545,173.75

D. DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		644,961.24
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		456,561.32
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	37,438,651.19
49	Regular Principal Distribution Amount	33,016,275.91
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		33,016,275.91
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		4,422,375.28

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 01-28-2012	PAGE 2

E. CALCULATIONS
53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	559,666,994.49
55	Less: Aggregate Securitization Value (End of Collection Period)	(740,937,209.06)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	559,666,994.49
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(526,650,718.58)

61	Regular Principal Distribution Amount	33,016,275.91

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	740,937,209.06
64	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)	(214,286,490.48)

65	Targeted Note Balance	526,650,718.58

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	38,545,173.75
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	644,961.24
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	456,561.32
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	37,438,651.19
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	37,438,651.19

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F. RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance	5,952,402.51
85	Initial Reserve Account Balance	5,952,402.51

86	Beginning Reserve Account Balance	5,952,402.51
87	Plus: Net Investment Income for the Collection Period	467.97

88	Subtotal: Reserve Fund Available for Distribution	5,952,870.48
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)	—
90	Less: Reserve Account Draw Amount (Item 77)	—

91	Subtotal Reserve Account Balance	5,952,870.48
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)	467.97

93	Equals: Ending Reserve Account Balance	5,952,402.51

94	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

		Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units	191	3,414,387.74
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(3,492,607.13)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(43,708.00)
99	Less: Excess Wear and Tear Received		(26,594.08)
100	Less: Excess Mileage Received		(80,430.30)

101	Current Period Net Residual Losses/(Gains)	191	(228,951.77)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	2,525	(6,735,107.39)
104	Current Period Net Residual Losses (Item 101)	191	(228,951.77)

105	Ending Cumulative Net Residual Losses	2,716	(6,964,059.16)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.58%

Volkswagen Auto Lease Trust 2010-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 01-28-2012	PAGE 3

G. POOL STATISTICS

		Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value	1,190,480,503	740,937,209
109	Aggregate Base Residual Value	769,817,973	588,636,046
110	Number of Current Contracts	48,182	37,409
111	Weighted Average Lease Rate	2.69%	2.66%
112	Average Remaining Term	27.4	12.4
113	Average Original Term	38.2	38.6
114	Proportion of Base Prepayment Assumption Realized		119.90%
115	Actual Monthly Prepayment Speed		1.49%
116	Turn-in Ratio on Scheduled Terminations		87.43%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance — Beginning of Period		38,647	824,931,747	773,953,485
118	Depreciation/Payments			(14,294,575)	(10,225,024)
119	Gross Credit Losses		(15)	(351,997)	(354,391)
120	Early Terminations — Regular		(1,032)	(19,977,496)	(19,022,473)
121	Early Terminations — Lease Pull Aheads		—	—	—
122	Scheduled Terminations — Returned to VCI	2,987,952	(167)	(3,033,186)	(2,927,158)
123	Scheduled Terminations — Purchased	504,655	(24)	(501,152)	(487,229)

124	Pool Balance — End of Period		37,409	786,773,342	740,937,209

		Units	Securitization Value	Percentage
125	Delinquencies Aging Profile — End of Period
126	Current	37,161	735,853,727	99.31%
127	31 - 90 Days Delinquent	216	4,387,202	0.59%
128	91+ Days Delinquent	32	696,280	0.09%

129	Total	37,409	740,937,209	100.00%

		Units	Amounts
130	Credit Losses:
131	Aggregate Securitization Value on charged-off units	15	354,391
132	Aggregate Liquidation Proceeds on charged-off units		(229,576)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations	—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		—
135	Recoveries on charged-off units		—

136	Current Period Aggregate Net Credit Losses/(Gains)	15	124,815

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses	197	1,101,310
139	Current Period Net Credit Losses (Item 136)	15	124,815

140	Ending Cumulative Net Credit Losses	212	1,226,126

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.10%

			Units
142	Aging of Scheduled Maturies Not Sold
143	0 - 60 Days since Contract Maturity		114
144	61 - 120 Days since Contract Maturity		5
145	121+ Days since Contract Maturity		1

Volkswagen Auto Lease Trust 2010-A	PAGE 4
MONTHLY SERVICER CERTIFICATE
For the collection period ended 01-28-2012

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction	(1)
3/20/2012	13,948,778
4/20/2012	20,344,140
5/20/2012	37,924,307
6/20/2012	33,835,033
7/20/2012	36,159,460
8/20/2012	40,733,710
9/20/2012	35,707,016
10/20/2012	30,740,833
11/20/2012	19,262,978
12/20/2012	14,476,168
1/20/2013	24,465,591
2/20/2013	25,883,756
3/20/2013	32,442,040
4/20/2013	38,687,434
5/20/2013	39,882,785
6/20/2013	35,775,874
7/20/2013	38,571,937
8/20/2013	35,177,853
9/20/2013	36,483,993
10/20/2013	30,564,635
11/20/2013	23,583,909
12/20/2013	22,331,699
1/20/2014	20,310,032
2/20/2014	16,969,739
3/20/2014	10,777,181
4/20/2014	4,414,281
5/20/2014	3,875,370
6/20/2014	3,720,420
7/20/2014	3,273,515
8/20/2014	3,100,062
9/20/2014	3,597,014
10/20/2014	3,695,536
11/20/2014	205,013
12/20/2014	15,116
1/20/2015	—
2/20/2015	—
3/20/2015	—
4/20/2015	—
5/20/2015	—
6/20/2015	—
7/20/2015	—
8/20/2015	—
9/20/2015	—
10/20/2015	—
11/20/2015	—
12/20/2015	—
1/20/2016	—
2/20/2016	—
3/20/2016	—
4/20/2016	—
5/20/2016	—
6/20/2016	—
7/20/2016	—
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—

Total:	740,937,209

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect

of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month